Geographic And Segment Reporting (Reportable Segment Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Licenses	$ 337,889	$ 320,683	$ 279,238
Services	519,526	446,414	415,998
Total revenues	857,415	767,097	695,236
Cost of licenses	10,913	8,303	7,581
Cost of services	88,431	67,809	58,528
Amortization of purchased technology	23,774	16,101	19,393
Total cost of revenues	123,118	92,213	85,502
Gross profit	734,297	674,884	609,734
Licenses [Member]
Segment Reporting Information [Line Items]
Licenses	337,889	320,683	279,238
Cost of licenses	34,687	24,404	26,974
Gross profit	303,202	296,279	252,264
Maintenance Services [Member]
Segment Reporting Information [Line Items]
Maintenance Services	461,793	399,901	377,955
Cost of services	42,183	31,370	28,599
Gross profit	419,610	368,531	349,356
Professional Services [Member]
Segment Reporting Information [Line Items]
Professional Services	57,733	46,513	38,043
Cost of services	46,248	36,439	29,929
Gross profit	$ 11,485	$ 10,074	$ 8,114